UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ x ]; Amendment Number:
This Amendment (Check only one.): [ x ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Carlton, Hoffferkamp & Jenks Wealth Management, LLC
Address: 10200 Grogan's Mill Road, Suite 340,
The Woodlands, TX 77382
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    James C. Carlton
Title:   Managing Director
Phone:   281-298-2700
Signature, Place, and Date of Signing:

    James C. Carlton   The Woodlands, TX   February 8,2011

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total:  18,420



List of Other Included Managers:

No.  13F File Number    Name

NAME OF ISSUER            TITLE OF CLASS        CUSIP           VALUE (X$1000)  SHARES/PSH/PINVSTMT SOLE        SHARED  NONE
Abbott Laboratories       COM                   002824100       1,043           21775   SH  SOLE                        21775
Bristol-Myers Squibb Co   COM                   110122108       776             29335   SH  SOLE                        29335
Cullen Frost Bankers      COM                   229899109       244             4000    SH  SOLE                        4000
Clorox Company            COM                   189054109       235             7305    SH  SOLE                        7305
Conocophillips            COM                   20825C104       846             12434   SH  SOLE                        12434
Cisco Systems Inc         COM                   17275R102       225             11158   SH  SOLE                        11158
Chevron Corporation       COM                   166764100       568             6228    SH  SOLE                        6228
Du Pont E I De Nemour&Co  COM                   263534109       260             5231    SH  SOLE                        5231
Fluor Corporation New     COM                   343412102       496             7500    SH  SOLE                        7500
General Electric Company  COM                   369604103       486             26611   SH  SOLE                        26611
Intl Business Machines    COM                   459200101       250             1704    SH  SOLE                        1704
Intel Corp                COM                   458140100       275             13100   SH  SOLE                        13100
Johnson & Johnson         COM                   478160104       678             10975   SH  SOLE                        10975
Kraft Foods Inc           COM                   50075N104       204             6482    SH  SOLE                        6482
Kinder Morgan Energy Lp   COM                   494550106       298             4242    SH  SOLE                        4242
Coca Cola Company         COM                   191216100       276             4203    SH  SOLE                        4203
Leucadia National Corp    COM                   527288104       265             9110    SH  SOLE                        9110
Mc Donalds Corp           COM                   580135101       510             6650    SH  SOLE                        6650
3m Company                COM                   88579Y101       709             8225    SH  SOLE                        8225
Altria Group Inc          COM                   02209S103       605             24598   SH  SOLE                        24598
Merck & Co Inc New        COM                   58933Y105       213             5925    SH  SOLE                        5925
Marathon Oil Corp         COM                   565849106       468             12654   SH  SOLE                        12654
Annaly Capital Mgmt       COM                   35710409        242             13530   SH  SOLE                        13530
Nucor Corp                COM                   670346105       582             13300   SH  SOLE                        13300
Piedmont Office Rlty Tr   COM                   720190206       387             19243   SH  SOLE                        19243
Pepsico Incorporated      COM                   713448108       915             14015   SH  SOLE                        14015
Pfizer Incorporated       COM                   717081103       326             18618   SH  SOLE                        18618
Procter & Gamble          COM                   742718109       498             7750    SH  SOLE                        7750
Rowan Companies Inc       COM                   779382100       317             9100    SH  SOLE                        9100
A T & T Inc New           COM                   00206R102       754             25686   SH  SOLE                        25686
Verizon Communications    COM                   92343V104       723             20227   SH  SOLE                        20227
Weatherford Intl Ltd      COM                   H27013103       231             10150   SH  SOLE                        10150
Wal-Mart Stores Inc       COM                   931142103       501             9293    SH  SOLE                        9293
Exxon Mobil Corporation   COM                   30231G102       2,996           40980   SH  SOLE                        40980